Securitizations And Variable Interest Entities (Narrative) (Details)	3 Months Ended			6 Months Ended			12 Months Ended	6 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Mar. 31, 2011 JPY (¥)	Sep. 30, 2011 Maximum [Member]	Sep. 30, 2011 Minimum [Member]
Proceeds received from new securitizations			¥ 77,000,000,000			¥ 126,000,000,000
Recognized losses on sale			3,000,000			2,000,000
Cumulative balance of financial assets transferred to SPEs	38,970,000,000	3,002,000,000,000		38,970,000,000	3,002,000,000,000		3,141,000,000,000
Cash proceeds from SPEs in new securitizations	1,170,000,000	90,000,000,000		1,800,000,000	138,000,000,000
Recognized associated loss on sale of assets to special purpose entities	0	0		0	0
Debt securities issued by special purpose entities initial fair value	4,180,000,000	322,000,000,000		8,850,000,000	682,000,000,000
Cash proceeds from third parties on the sale of debt securities	2,490,000,000	192,000,000,000		4,340,000,000	334,000,000,000
Retained interests	1,690,000,000	130,000,000,000		1,690,000,000	130,000,000,000		199,000,000,000
Interests held in SPEs	40,000,000	3,000,000,000	6,000,000,000	80,000,000	6,000,000,000	11,000,000,000
Outstanding collateral service agreements or written credit default swap agreements	$ 320,000,000	¥ 25,000,000,000		$ 320,000,000	¥ 25,000,000,000		¥ 28,000,000,000
Fair value of firms retained interest, percentage							10.00%
Sensitivity of fair value to immediate adverse changes, percentage							20.00%
Percentage of changes on fair value based on adverse effect								20.00%	10.00%